Exchange rates	6 Months Ended
Sep. 30, 2024
Foreign exchange rates [abstract]
Exchange rates
15. Exchange rates

The consolidated results are affected by the exchange rates used to translate the results of our US operations and US dollar transactions. The US dollar to pound sterling exchange rates used were:

30 September	2024	2023	Year ended 31 March 2024
Closing rate applied at period end	1.34	1.22	1.26
Average rate applied for the period	1.30	1.25	1.26